accounting policy developments (Tables)	12 Months Ended
Dec. 31, 2019
accounting policy developments
Schedule of the impacts of application of IFRS 16 on the Consolidated statements of income and other comprehensive income

		Excluding
		effects of	IFRS 16	As currently
Year ended December 31, 2019 (millions except per share amounts)	Note	IFRS 16	effects	reported
Operating revenues		$14,656	$2	$14,658
Operating expenses
Goods and services purchased		6,369	(299)	6,070
Employee benefits expense		3,034	—	3,034
Depreciation		1,742	187	1,929
Amortization of intangible assets		648	—	648
		11,793	(112)	11,681
Operating income		2,863	114	2,977
Financing costs		669	64	733
Income before income taxes		2,194	50	2,244
Income taxes		455	13	468
Net income		1,739	37	1,776
Other comprehensive income
Cumulative foreign currency translation adjustment		15	5	20
Other		(242)	—	(242)
		(227)	5	(222)
Comprehensive income		$1,512	$42	$1,554
Net income attributable to:
Common Shares		$1,708	$38	$1,746
Non-controlling interests		31	(1)	30
		$1,739	$37	$1,776
Comprehensive income attributable to:
Common Shares		$1,475	$41	$1,516
Non-controlling interests		37	1	38
		$1,512	$42	$1,554
Net income per Common Share	28(b)
Basic		$2.84	$0.06	$2.90
Diluted		$2.84	$0.06	$2.90

Schedule of the impact of the application of IFRS 16 on the Consolidated statements of financial position

		Excluding
		effects of	IFRS 16	As currently
As at January 1, 2019 (millions)	Note	IFRS 16	effects	reported
Current assets
Prepaid expenses		$539	$12	$551
Non-current assets
Property, plant and equipment, net	17	$12,091	$1,041	$13,132
Current liabilities
Accounts payable and accrued liabilities		$2,570	$(6)	$2,564
Provisions		$129	$(9)	$120
Current maturities of long-term debt		$836	$180	$1,016
Non-current liabilities
Provisions	25	$728	$(48)	$680
Long-term debt		$13,265	$1,201	$14,466
Other long-term liabilities		$731	$(50)	$681
Deferred income taxes		$3,148	$(53)	$3,095
Owners’ equity
Retained earnings		$4,474	$(153)	$4,321
Accumulated other comprehensive income – cumulative foreign currency translation adjustment	11	$12	$(1)	$11
Non-controlling interests		$82	$(8)	$74

Schedule of the impact of application of IFRS 16 on Consolidated statements of cash flows

	Excluding
	effects of	IFRS 16	As currently
Year ended December 31, 2019 (millions)	IFRS 16	effects	reported
OPERATING ACTIVITIES
Net income	$1,739	$37	$1,776
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	2,390	187	2,577
Deferred income taxes	102	13	115
All other operating activities line items	(540)	(1)	(541)
Cash provided by operating activities	3,691	236	3,927
INVESTING ACTIVITIES
Cash used by investing activities	(5,044)	—	(5,044)
FINANCING ACTIVITIES
Redemptions and repayment of long-term debt	(5,025)	(236)	(5,261)
All other financing activities line items	6,499	—	6,499
Cash provided (used) by financing activities	1,474	(236)	1,238
CASH POSITION
Increase (decrease) in cash and temporary investments, net	$121	$—	$121
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	$(645)	$(69)	$(714)

Schedule of the impact of application of IFRS 16 on capital management measures

	Excluding		As currently
	effects of	IFRS 16	reported
As at,or for the 12-month period ended December 31, 2019 ($ in billions)	IFRS 16	effects	(Note 3)
Components of debt and coverage ratios
Net debt	$16.6	$1.6	$18.2
EBITDA* – excluding restructuring and other costs	$5.4	$0.3	$5.7
Net interest cost	$0.7	$0.1	$0.8
Debt ratio
Net debt to EBITDA – excluding restructuring and other costs	3.06	0.14	3.20
Coverage ratios
Earnings coverage	4.3	(0.3)	4.0
EBITDA – excluding restructuring and other costs interest coverage	7.8	(0.3)	7.5